PREMISES AND EQUIPMENT Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Depreciation	$ 1,653,663	$ 1,645,081	$ 1,552,297